Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of assets and liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Other accounts receivable, net	S/ 540,883	S/ 660,956
Accounts receivable from sale of investments	432,341	63,466
POS Commission receivable	390,126	420,644
Operations in process	149,105	83,640
Accounts receivable related to derivative financial instruments	143,201	158,101
Accounts receivable from short sale operations	61,191
Others	14,954	17,774
Total	1,731,801	1,404,581
Non-financial instruments
Tax paid to recover	673,786	422,248
Deferred charges	99,776	101,551
Deferred cost of POS affiliation and registration	85,006	92,511
Tax credit for General Sales Tax – IGV	35,391	32,482
Investments in associates	24,795	22,548
POS equipment supplies (*)	12,966	14,854
Assets received as payment and seized through legal actions	4,158	28,933
Others	2,499	5,440
Non Financial Assets	938,377	720,567
Total	2,670,178	2,125,148
Financial instruments
Insurance contract liability with investment component	1,308,422	1,010,429
Third party compensation (**)	866,665	763,039
Other accounts payable	665,296	727,906
Operations in process	556,543	226,428
Accounts payable for acquisitions of investments	353,787	106,955
Lease liabilities	143,803	90,513	S/ 112,581
Workers' profit sharing and salaries payable	109,395	105,734
Accounts payable related to derivative financial instruments	102,288	145,395
Financial liabilities at fair value through profit or loss	61,153
Allowance for indirect loan losses	14,248	17,932
Accounts payable to reinsurers and coinsurers	6,354	7,260
Total	4,187,954	3,201,591
Non-financial instruments
Provision for other contingencies	107,078	70,671
Taxes payable	87,262	80,331
Deferred income	36,394	23,490
Registration for use of POS	18,005	21,962
Others	8,839	9,315
Non Financial Liabilities	257,578	205,769
Total	S/ 4,445,532	S/ 3,407,360